SHAREHOLDERS' EQUITY (Schedule of Restricted Shares Activity) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Shares
Non-vested, beginning balance | shares	12,000
Granted | shares	8,000
Vested | shares	(8,000)
Non-vested, ending balance | shares	12,000
Weighted average grant date fair value
Non-vested, beginning balance | $ / shares	$ 6.80
Granted | $ / shares	7.47
Vested | $ / shares	6.54
Non-vested, ending balance | $ / shares	$ 7.42